Note 15- Redeemable Noncontrolling Interest and Noncontrolling Interest	9 Months Ended
Sep. 30, 2025
Noncontrolling Interest [Abstract]
Note 15- Redeemable Noncontrolling Interest and Noncontrolling Interest

Note 15- Redeemable Noncontrolling Interest and Noncontrolling Interest

Block 40 Class B Preferred Equity Units

Pursuant to the Company’s acquisition of the membership interests in the Block 40 Entities, the Company assumed the obligations associated with the EB-5 investors in Block 40, LLC. From September 15, 2015 and through May 31, 2024, Block 40, LLC issued Class B Preferred Equity Units through six offerings which raised $44.9 million, with an additional $5.0 million still owed to the Company as of September 30, 2025, by issuing 88 Class B Preferred Equity Units to investors. The investments were structured in such a way as to qualify the investor for the EB-5 Employment Creation Visa (“EB-5 Visa”). The EB-5 Visa provides a method for foreign nationals who invest capital and thereby support the creation of jobs in the United States to obtain lawful permanent resident status in the United States, which is commonly referred to as a “Green Card.” The funding from the issuance of the Class B Preferred Equity Units was then used by Block 40 for the construction and development of the Block 40 property located in Hollywood, Broward County, Florida.

As of September 30, 2025, there are 61 investors in Class B Preferred Equity whose Form I-526 petitions have been approved. Their total equity holdings of $38,675,838 are therefore not subject to redemption outside the Company’s control, and will be classified as permanent equity. On the other hand, there are 27 investors in Class B Preferred Equity whose I-526 petitions remain pending. Their total holdings of $13,239,051 remain subject to redemption in the event of a USCIS denial, and will accordingly be classified as mezzanine equity. Pursuant to ASC 480-10-S99-3A(24), management evaluated all cash redemption features that are outside the Company’s control which is redemption upon USCIS denial of a holder’s Form I-526 and concluded redemption is not probable as management is not aware of any USCIS denials and does not consider such denials probable. Accordingly, no accretion to redemption value has been recognized as of September 30, 2025. The Company will reassess these conditions each reporting period and will accrete to the redemption amount prospectively if redemption becomes probable or the Units become currently redeemable.

After the Block 40 asset acquisition, the Company received an amount of $1,100,000 from redeemable noncontrolling interest holders. The Company accrued dividend on Class B Preferred Equity Units for the three and nine months ended September 30, 2025 of $568,789.